Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total	Amount	Premiums related to the share capital	Reserves	Translation reserve	Net (income) loss
Beginning balance at Dec. 31, 2015	€ 47,133	€ 792	€ 95,932	€ (34,578)		€ (15,013)
Net loss	(21,913)					(21,913)
Other comprehensive income	1			166	€ (165)
Total comprehensive loss	(21,912)			166	(165)	(21,913)
Allocation of prior period loss				(15,013)		15,013
Issue of ordinary shares	81	81
Additional paid in capital	9,158		9,158
Share-based payment	1,178			1,178
Ending balance at Dec. 31, 2016	35,638	873	105,090	(48,247)	(165)	(21,913)
Net loss	(33,530)					(33,530)
Other comprehensive income	(33)			5	(38)
Total comprehensive loss	(33,563)			5	(38)	(33,530)
Allocation of prior period loss				(21,913)		21,913
Issue of ordinary shares	921	921
Additional paid in capital	176,655		176,655
Share-based payment	1,769			1,769
Ending balance at Dec. 31, 2017	181,419	1,794	281,745	(68,386)	(203)	(33,530)
Net loss	(38,224)					(38,224)
Other comprehensive income	(42)			(58)	15
Total comprehensive loss	(38,266)			(58)	15	(38,224)
Allocation of prior period loss				(33,530)		33,530
Issue of ordinary shares	0	0	0
Share-based payment	2,449			2,449
Ending balance at Dec. 31, 2018	€ 145,602	€ 1,794	€ 281,745	€ (99,524)	€ (188)	€ (38,224)